Related Party Transactions (Investment Commitments with Related Parties) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 05, 2013 CNY (¥)	Dec. 05, 2013 USD ($)
Disclosure of transactions between related parties [line items]
Capital contribution to Shanghai Secco	¥ 69,210	¥ 230,997
Shanghai Secco Petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Capital contribution to Shanghai Secco	¥ 111,263	¥ 111,263	¥ 182,804	$ 30,017